SCHEDULE OF GEOGRAPHIC LOCATIONS (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Operating Loss Carryforwards [Line Items]
INCOME (LOSS) BEFORE INCOME TAXES	$ (61,940)	$ (483,812)	$ (3,460,458)	$ 1,648,808
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
INCOME (LOSS) BEFORE INCOME TAXES	24,997	195,245	(1,406,918)	1,724,548
Foreign [Member]
Operating Loss Carryforwards [Line Items]
INCOME (LOSS) BEFORE INCOME TAXES	$ (86,937)	$ (679,057)	$ (2,053,540)	$ (75,740)